Fair Value Measurement - Schedule of Available-for-Sale Securities Included in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)
$ in Thousands
		May 31, 2021	May 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities with readily determinable fair values		$ 24,418	$ 27,696
Available-for-sale investments	[1]	224,315	201,815
Total		248,733	229,511
Quoted Prices in Active Market for Identical Assets Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities with readily determinable fair values		24,418	27,696
Total		24,418	27,696
Significant Other Observable Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments	[1]	159,083	41,889
Total		159,083	41,889
Significant Other Observable Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments	[1]	65,232	159,926
Total		$ 65,232	$ 159,926

[1]	As of May 31, 2021, the fair value of total available-for-sale investments amounted to US$224,315, with original cost of US$123,079 and unrealized gain of US$101,236. As of May 31, 2020, the fair value of total available-for-sale investments amounted to US$201,815, with original cost of US$126,147 and unrealized gain of US$75,668.